CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Total Shareholders’ equity	Share Capital	Share Premium	Shared Based Payment Reserve	Warrant Reserves	Other Reserves [1]	Foreign currency translation reserve	Redemption Reserve	Accumulated Deficit	Non- controlling Interest
Beginning balance at Dec. 31, 2022	$ 75,986,805	$ 64,760,370	$ 3,101	$ 25,436,656	$ 25,483,348	$ 0	$ 57,731,195	$ 115,864	$ 280,808	$ (44,290,602)	$ 11,226,435
Exercise of share options	110,504	110,504	83	573,515	(11,103,650)		10,640,556
Exercise of RSUs	0	0	150	9,524,850	(14,379,698)		4,854,698
Share for share exchange	0	0	2,934	(2,934)
Public Warrants	878,025	878,025	8	(6,944,463)		14,409,832	(6,587,352)
Private Placement Warrants	0	0		(380,475)		607,425	(226,950)
Earnouts to shareholders	248,464,035	248,464,035			248,464,035
Earnouts to sponsors	17,094,750	17,094,750			17,094,750
Issuances to SPAC shareholders and sponsors	79,961,540	79,961,540	800	79,960,740
Issuance to PIPE Investors	70,173,170	70,173,170	702	70,172,468
Issuance to Simulus shareholders	6,030,000	6,030,000	50	6,029,950
Equity issuance costs	(5,683,979)	(5,683,979)		(5,683,979)
Total transactions with shareholders	417,028,045	417,028,045	4,727	153,249,672	240,075,437	15,017,257	8,680,952
Total loss for the year	(364,663,392)	(363,874,560)								(363,874,560)	(788,832)
Total other comprehensive income	(37,931)	(37,931)						(37,931)
Ending balance at Dec. 31, 2023	128,313,527	117,875,924	7,828	178,686,328	265,558,785	15,017,257	66,412,147	77,933	280,808	(408,165,162)	10,437,603
Issuance of shares to debenture holders	553,286	553,286	9	553,277
Grant of RSUs	16,189,512	16,189,512	76	5,831,101	10,358,335
Glencore contribution in Lifezone US Recycling LLC	1,500,000	1,320,000					1,320,000				180,000
Total transactions with shareholders	18,242,798	18,062,798	85	6,384,378	10,358,335		1,320,000				180,000
Total loss for the year	(47,136,333)	(46,305,239)								(46,305,239)	(831,094)
Total other comprehensive income	(92,991)	(92,991)						(92,991)
Ending balance at Dec. 31, 2024	99,327,001	89,540,492	7,913	185,070,706	275,917,120	15,017,257	67,732,147	(15,058)	280,808	(454,470,401)	9,786,509
Issuance of shares to debenture holders	1,077,969	1,077,969	26	1,077,943
Share-based payments	2,121,036	2,121,036			2,121,036
Warrants issued as part of senior secured bridge loan facility	5,650,000	5,650,000				5,650,000
Purchase of BHP's minority interest in KNL	(25,482,327)	(15,067,819)					(15,067,819)				(10,414,508)
Issuance of ordinary shares in connection with the 2025 Offering	4,085,799	4,085,799	441	4,085,358
Issuance of ordinary shares on exercise of warrants	1,150			1,150		(105)	105
Cancellation of ordinary shares	(18,620)	(18,620)		(18,620)
Change in minority interest in Lifezone US Recycling LLC		(108,000)					(108,000)				108,000
Total transactions with shareholders	(12,564,993)	(2,258,485)	467	5,145,831	2,121,036	5,649,895	(15,175,714)				(10,306,508)
Total loss for the year	(14,106,837)	(13,627,876)								(13,627,876)	(478,961)
Total other comprehensive income	177,584	177,584						177,584
Ending balance at Dec. 31, 2025	$ 72,832,755	$ 73,831,715	$ 8,380	$ 190,216,537	$ 278,038,156	$ 20,667,152	$ 52,556,433	$ 162,526	$ 280,808	$ (468,098,277)	$ (998,960)

[1]	Other reserves includes the result of transactions with non-controlling interest that do not result in a loss of control, changes in warrant reserves and share based payments as a result of the Business Combination in 2022.